SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
SUBSIDIARIES [Abstract]
Subsidiaries
The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2012. Unless otherwise indicated, the Partnership owns 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Spirit UK Ltd	United Kingdom	Operates Golar Spirit
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar 2226 UK Ltd	United Kingdom	Operates Golar Grand

* The Partnership holds all of the voting stock and controls all of the economic interests in PT Golar Indonesia ("PTGI") pursuant to a Shareholder's Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama ("PT Pesona"). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

Summary of balance sheet of PTGI
The following table summarizes the balance sheet of PTGI as of December 31, 2012 and 2011:

(in thousands of $)	2012	2011
ASSETS
Cash	3,979	—
Restricted cash	5,474	—
Vessels and equipment	375,443	—
Other assets	6,335	11,000
Total assets	391,231	11,000

LIABILITIES AND EQUITY
Accrued liabilities	31,778	—
Current portion of long-term debt	14,300	—
Amounts due to related parties	199,891	—
Long-term debt	140,700	—
Other liabilities	1,335	—
Total liabilities	388,004	—
Total equity	3,227	11,000
Total liabilities and equity	391,231	11,000